Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade accounts payable and accrued liabilities	$ 2,510	$ 5,102
Income tax	0	0
Other accruals	1,874	890
Accounts payable to related parties	144	6,717
Total	$ 4,528	$ 12,709